Long-term and short-term loans issued (Tables)	12 Months Ended
Dec. 31, 2020
Long-term and short-term loans issued
Schedule of long-term and short-term loans issued

As of December 31, 2020, long-term and short-term loans issued consisted of the following:

	Total as of	Expected	Net as of
	December 31,	credit loss	December 31,
	2020	allowance	2020
Long-term loans
Loans to legal entities	214	—	214
Total long-term loans	214	—	214
Short-term loans
Loans to legal entities	5,836	(37)	5,799
Total short-term loans	5,836	(37)	5,799

The Group’s loans mainly issued in Russian rubles.

As of December 31, 2019, long-term and short-term loans consisted of the following:

	Total as of	Expected credit	Net as of
	December 31,	loss	December 31,
	2019	allowance	2019
Long-term loans
Loans to legal entities	265	—	265
Total long-term loans	265	—	265
Short-term loans
Loans to legal entities	3,467	(33)	3,434
Instalment Card Loans	8,795	(810)	7,985
Total short-term loans	12,262	(843)	11,419

Schedule of analysis of changes in loss allowances for loans

An analysis of the changes in the ECL allowances due to changes in corresponding gross carrying amounts for the year ended December 31, 2020, was the following:

	Stage 1	Stage 2	Stage 3	Total
	Collective	Collective
ECL allowance as of January 1, 2020	(229)	(120)	(494)	(843)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(128)	(211)	(498)	(837)
Transfers between stages	140	(8)	(132)	—
Amounts sold and written off	212	338	1,093	1,643
ECL allowance as of December 31, 2020	(5)	(1)	(31)	(37)

An analysis of the changes in the ECL allowances due to changes in corresponding gross carrying amounts for the year ended December 31, 2019, was the following:

	Stage 1	Stage 2	Stage 3	Total
	Collective	Collective
ECL allowance as of January 1, 2019	(216)	(120)	(517)	(853)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(127)	7	(496)	(616)
Transfers between stages	114	(7)	(107)	—
Amounts sold and written off	—	—	626	626
ECL allowance as of December 31, 2019	(229)	(120)	(494)	(843)

An analysis of the changes in the ECL allowances due to changes in corresponding gross carrying amounts for the year ended December 31, 2018, was the following:

	Stage 1	Stage 2	Stage 3	Total
	Collective	Collective
ECL allowance as of January 1, 2018	(175)	(60)	(194)	(429)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	(146)	(44)	(309)	(499)
Transfers between stages	105	(16)	(89)	—
Amounts sold and written off	—	—	75	75
ECL allowance as of December 31, 2018	(216)	(120)	(517)	(853)